Other Operating Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income
Exchange rate differences	kr 2,501	kr 4,385
Total	kr 2,501	kr 4,385